Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 82,362	$ 76,359
Gross unrealized gains on FVOCI securities	91	50
Gross unrealized losses on FVOCI securities	(378)	(388)
Financial assets measured at fair value through other comprehensive income	82,075	76,021
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	83,279	77,012
Gross unrealized gains on FVOCI securities	153	101
Gross unrealized losses on FVOCI securities	(401)	(420)
Financial assets measured at fair value through other comprehensive income	83,031	76,693
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,175	11,715
Gross unrealized gains on FVOCI securities	2	1
Gross unrealized losses on FVOCI securities	(45)	(31)
Financial assets measured at fair value through other comprehensive income	14,132	11,685
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,352	16,506
Gross unrealized gains on FVOCI securities	4	9
Gross unrealized losses on FVOCI securities	(168)	(101)
Financial assets measured at fair value through other comprehensive income	16,188	16,414
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	30,467	29,362
Gross unrealized gains on FVOCI securities	46	10
Gross unrealized losses on FVOCI securities	(131)	(220)
Financial assets measured at fair value through other comprehensive income	30,382	29,152
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,538	5,542
Gross unrealized gains on FVOCI securities	27	22
Gross unrealized losses on FVOCI securities	(3)	(4)
Financial assets measured at fair value through other comprehensive income	6,562	5,560
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,839	3,493
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(20)	(23)
Financial assets measured at fair value through other comprehensive income	3,820	3,470
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,268	656
Gross unrealized gains on FVOCI securities	1	1
Gross unrealized losses on FVOCI securities	(2)
Financial assets measured at fair value through other comprehensive income	1,267	657
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,723	9,085
Gross unrealized gains on FVOCI securities	10	7
Gross unrealized losses on FVOCI securities	(9)	(9)
Financial assets measured at fair value through other comprehensive income	9,724	9,083
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	917	653
Gross unrealized gains on FVOCI securities	62	51
Gross unrealized losses on FVOCI securities	(23)	(32)
Financial assets measured at fair value through other comprehensive income	$ 956	$ 672